Taxation - Schedule of Effective Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Effective Income Tax Rate [Abstract]
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%		25.00%		25.00%
Permanent differences	(4.50%)	(1.10%)	1.20%	[1]	(12.10%)	[1]	2.60%	[1]
Change in valuation allowance	(12.50%)	(24.50%)	(19.80%)		(10.10%)		(18.00%)
Effect of preferential tax rate	(2.60%)	(3.50%)	5.50%		1.50%		8.20%
Others	(5.40%)	4.10%
Effective income tax rate					(3.20%)

[1]	Permanent differences in 2022 are mainly due to non-deductible impairment charges.